Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Derivative Financial Instruments

7 Derivative Financial Instruments

To mitigate the risks of future increases in interest rates and foreign exchange rates for the servicing of its debt, the Company has entered into derivative contracts in over-the-counter transactions carried out with financial institutions. In 2018 the weighted-average interest rate of the total debt including the impact of interest rate derivatives held by the Company is 4.1% (4.0% and 3.7% in 2017 and 2016, respectively).

An analysis of the derivative financial instruments contracted by the Company at December 31, 2017 and 2018 is as follows:

	At December 31,
	2017			2018
Instrument	Notional amount in millions		Fair Value	Notional amount in millions		Fair Value
Assets:
Swaps US Dollar-Mexican peso	US$	2,800	Ps.4,766,102	US$	3,490	Ps. 2,058,831
Swaps Euro-Mexican peso		€—	—		—	—
Swaps Yen-US Dollar		¥13,000	521,270		¥13,000	581,948
Forwards US Dollar-Mexican peso	US$	1,744	1,600,666		—	—
Forwards US Dollar-Brazilian real	US$	100	44,280	US$	150	126,287
Swaps Swiss Franc-US Dollar	CHF	475	178,710		—	—
Swaps Euro-Brazilian real		€450	359,671		€300	1,080,552
Interest rate swap		Ps.200	916		—	—
Forwards Brazilian Real-US Dollar		—	—	BRL $	2,823	1,107,630
Forwards Euro-Brazilian real		€400	330,427		€150	123,005
Forwards US Dollar-Swiss franc	CHF	75	121,981		—	—
Forwards Euro-US Dollar		€204	113,361		€710	209,295

Total Assets			Ps. 8,037,384			Ps. 5,287,548

	At December 31,
	2017				2018
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar-Euro	US$	2,092	Ps.	(8,340,970)	US$	2,025	Ps.	(5,114,863)
Swaps Pound sterling-Euro		£740		(3,376,091)		£740		(4,027,312)
Swap Pound sterling-US Dollar		£2,010		(1,676,636)		£2,010		(5,836,607)
Forwards US Dollar-Mexican Peso		—		—	US$	977		(772,704)
Forwards Euro-US Dollar		—		—		€950		(333,586)
Call spread option		€750		(48,422)		—		—
Put option		€374		(482,645)		€374		(988,669)
Call spread option		€3,000		(434,696)		€3,000		(33,838)

Total Liabilities			Ps.	(14,359,460)			Ps.	(17,107,579)

Non-current liability			Ps.	(3,756,921)			Ps.	(3,567,863)

Total current liability			Ps.	(10,602,539)			Ps.	(13,539,716)

The changes in the fair value of these derivative financial instruments for the years ended December 31, 2016, 2017 and 2018 amounted to a gain (loss) of Ps. (9,622,233), Ps. 8,192,567 and Ps. (4,686,407). Such amounts are included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives interest cost from labor obligations and other financial items, net”.

The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions		2019	2020	2021	2022	2023 Thereafter
Assets
Swaps US Dollar-Mexican peso	US$		—	—	—	1,600	1,890
Swaps Yen-US Dollar	¥		—	—	—	—	13,000
Swaps Euro-Brazilian real	€		300	—	—	—	—
Forwards Brazilian Real-US Dollar		BRL	1,680	—	1,143	—	—
Forwards Euro-Brazilian Real	€		150	—	—	—	—
Forwards US Dollar-Brazilian Real	US$		150	—	—	—	—
Forwards Euro-US Dollar	€		710	—	—	—	—
Liabilities
Swaps US Dollar-Euro	US$		25	—	—	—	2,000
Swaps Pound sterling-Euro	£		—	—	—	—	740
Swap Pound sterling-US Dollar	£		—	550	—	—	1,460
Forwards US Dollar-Mexican Peso	US$		977	—	—	—	—
Forwards Euro-US Dollar	€		950	—	—	—	—
Put option	€		—	—	—	—	374
Call spread option	€		—	3,000	—	—	—